Investments And Other Assets (Schedule of Investments) (Details) - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020
Disclosure Of Investments And Other Assets [Abstract]
Investments in private entities	$ 70	$ 42